File No. 2-26516

              SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C.  20549

                          FORM N-1A
                  REGISTRATION STATEMENT
                            under
                 THE SECURITIES ACT OF 1933
             POST-EFFECTIVE AMENDMENT NO. 58

                     AMCAP FUND, INC.
     (Exact name of registrant as specified in charter)
    333 South Hope Street, Los Angeles, California  90071
          (Address of Principal Executive Offices)

                     JULIE F. WILLIAMS
    333 South Hope Street, Los Angeles, California  90071
          (Name and address of agent for service)

                       COPIES TO:
                   Cary I. Klafter
                  Morrison & Foerster
                 345 California Street
             San Francisco, California  94104


The Registrant has filed a declaration pursuant to Rule 24f-2 registering an indefinite number of shares
under the Securities Act of 1933.  On April 13, 1995, it filed its 24f-2 Notice for fiscal 1995.

                        CALCULATION OF REGISTRATION FEE



Title of class     Number of        Proposed         Proposed
of securities      shares           maximum          maximum           Amount of
being              being            offering price   aggregate         registration
registered         registered       per unit         offering price    fee


  Capital          14,067,394       $15.16*           $ 290,000**        $ 100***


* Public offering price on February 20, 1996.

** The calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2(a) of the Investment Company Act of 1940. During Registrant's 1995 fiscal year, 49,806,739 shares were redeemed or repurchased of which 35,758,474 shares were used for reductions pursuant to Rule 24f-2 of the Investment Company Act of 1940. The 14,048,265 shares remaining have been used to reduce the maximum offering price of the 14,067,394 shares being registered.

*** Minimum fee pursuant to Rule 24e-2(a)2 promulgated under the Investment Company Act of 1940.

/X/ It is proposed that this filing will become effective on February 28, 1996 pursuant to paragraph (b) of Rule 485.

                             Page 1 of 4

                              SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 20th day of February, 1996.

                                 AMCAP FUND, INC.

                                 /s/ Walter P. Stern
                                 Walter P. Stern, Chairman

     Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on February 20, 1996 by the following persons in the capacities indicated.

                Signature                            Title
(1)   Principal Executive Officer:

      /s/ Walter P. Stern                   Chairman of the Board
      (Walter P. Stern)

(2)   Principal Financial Officer and
      Principal Accounting Officer:

      /s/ Mary C. Hall                      Treasurer
      (Mary C. Hall)

(3)   Directors:

      Guilford C. Babcock*                  Director
      Charles H. Black*                     Director
      Martin Fenton, Jr.*                   Director
      Herbert Hoover III*                   Director
      Gail L. Neale*                        Director
      Kirk P. Pendleton*                    Director

      /s/ James W. Ratzlaff                 Director
      James W. Ratzlaff

      Henry E. Riggs*                       Director
      R. Michael Shanahan*                  President and Director

      /s/ Walter P. Stern                   Chairman of the Board
      Walter P. Stern
      Charles Wolf, Jr.                     Director


*By   /s/ Julie F. Williams
      Julie F. Williams, Attorney-in-fact


Exhibit -- Opinion of Morrison & Foerster
                                      -2-